ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED LIABILITIES
Summary of accrued liabilities

	December 31,
	2020	2019
Accrued expenses	$4,257	$2,760
Accrued compensation and payroll tax	18,745	15,570
Accrued interest payable	703	2,043
Accrued warranty expense	1,133	2,368
Deferred revenue and customer credit balances	7,262	4,870
Other accrued liabilities	3,904	4,595
	$36,004	$32,206